Annual Fund Operating Expenses - PGIM Jennison Natural Resources Fund	Dec. 29, 2021
A
Operating Expenses:
Management fee	0.75%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.26%
Total annual Fund operating expenses	1.31%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.31%	[1]
C
Operating Expenses:
Management fee	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual Fund operating expenses	2.01%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.01%	[1]
R
Operating Expenses:
Management fee	0.75%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.26%
Total annual Fund operating expenses	1.76%
Fee waiver and/or expense reimbursement	(0.25%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.51%	[1]
Z
Operating Expenses:
Management fee	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual Fund operating expenses	0.93%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.93%	[1]
R6
Operating Expenses:
Management fee	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total annual Fund operating expenses	0.81%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.81%	[1]

[1]	The distributor of the Fund has contractually agreed through February 28, 2023 to reduce its distribution and service (12b-1) fees for the Fund's Class R shares to 0.50% of the average daily net assets of the Class R shares of the Fund. This waiver may not be terminated prior to February 28, 2023 without the prior approval of the Fund’s Board of Directors.